PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

	As of March 31,
	2025	2026
	US$	US$

Computers	224,302	266,920
Renovation	170,009	167,559
Office equipment	47,270	52,392
Furniture and fittings	45,398	39,282
Subtotal	486,979	526,153
Less: Accumulated depreciation	(378,233)	(325,007)
Plant and equipment, net	108,746	201,146